Long-term Inventories	12 Months Ended
Dec. 31, 2014
Long-term Inventories
Long-term Inventories

5.Long-term Inventories

	December 31,	December 31,
	2014	2013
Work in progress	$—	$666
Finished goods	2,648	2,115
Total	$2,648	$2,781

Long-term inventories represent H5N1 vaccines with remaining shelf lives over one year and not expected to be sold within one year. These vaccines are for government stockpiling purposes.